Cover	Dec. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2023
Entity File Number	0-21683
Entity Registrant Name	HOPTO INC.
Entity Central Index Key	0001021435
Entity Tax Identification Number	13-3899021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	189 N. Main Street
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Concord
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03301
City Area Code	800
Local Phone Number	472-7466
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HPTO
Entity Emerging Growth Company	false